Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Current assets:
Cash and cash equivalents	$ 228	$ 129
Accounts receivable, net	434	491
Inventories	522	604
Deferred income taxes	162	166
Prepaid expenses and other current assets	37	42
Total current assets	1,383	1,432
Property, plant and equipment, net	1,294	1,364
Goodwill, intangible assets and deferred costs, net	2,349	2,455
Other assets	2	1
Total assets	5,028	5,252
Current liabilities:
Accounts payable	330	395
Accrued expenses and other current liabilities	338	314
Current portion of long-term debt	37	58
Total current liabilities	705	767
Long-term debt, less current portion	3,648	3,844
Deferred income taxes	387	386
Other long-term liabilities	341	356
Total liabilities	5,081	5,353
Commitments and contingencies
Redeemable non-controlling interest	12	13
Stockholders' equity (deficit):
Common stock: (119.9 and 118.0 shares issued, respectively)	1	1
Additional paid-in capital	406	367
Non-controlling interest	3	3
Accumulated deficit	(356)	(442)
Accumulated other comprehensive loss	(119)	(43)
Total stockholders' equity (deficit)	(65)	(114)
Total liabilities and stockholders' equity (deficit)	$ 5,028	$ 5,252